Noncontrolling Interests (Narrative) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended				3 Months Ended				1 Months Ended			12 Months Ended						1 Months Ended			12 Months Ended	1 Months Ended				6 Months Ended	9 Months Ended		1 Months Ended
	Jul. 26, 2011	Jul. 12, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2010	Jul. 26, 2011 SunCoke Energy, Inc. [Member]	Jul. 12, 2011 SunCoke Energy, Inc. [Member]	Dec. 31, 2011 SunCoke Energy, Inc. [Member]	Dec. 31, 2011 SunCoke Energy, Inc. [Member] IPO [Member]	Dec. 31, 2010 Non-Controlling Interests [Member]	Dec. 31, 2011 Non-Controlling Interests [Member] SunCoke Energy, Inc. [Member] IPO [Member]	Sep. 30, 2012 Forecasted [Member]	Sep. 30, 2010 Mid-Valley Pipeline Company [Member]	Sep. 30, 2010 West Texas Gulf Pipe Line Company [Member]	Sep. 30, 2010 Mid-Valley Pipeline Company And West Texas Gulf Pipe Line Company [Member]	Dec. 02, 2011 Logistics Operations [Member]	Aug. 31, 2010 Logistics Operations [Member]	Feb. 28, 2010 Logistics Operations [Member]	Dec. 31, 2011 Logistics Operations [Member]	Dec. 31, 2010 Logistics Operations [Member]	Dec. 31, 2009 Logistics Operations [Member]	Dec. 31, 2011 Logistics Operations [Member] Sun General Partner [Member]	Dec. 31, 2010 Logistics Operations [Member] Sun General Partner [Member]	Dec. 31, 2009 Logistics Operations [Member] Sun General Partner [Member]	Jul. 31, 2011 Logistics Operations [Member] Non-Controlling Interests [Member]	Aug. 31, 2010 Logistics Operations [Member] Non-Controlling Interests [Member]	Feb. 28, 2010 Logistics Operations [Member] Non-Controlling Interests [Member]	Dec. 31, 2010 Logistics Operations [Member] Non-Controlling Interests [Member]	May 31, 2011 Logistics Operations [Member] Non-Controlling Interests [Member] Inland [Member]	Sep. 30, 2011 Discontinued Cokemaking Operations [Member]	Jul. 26, 2011 Discontinued Cokemaking Operations [Member] SunCoke Energy, Inc. [Member] IPO [Member]	Jul. 12, 2011 Discontinued Cokemaking Operations [Member] SunCoke Energy, Inc. [Member] IPO [Member]	Jun. 30, 2011 Indiana Harbor Cokemaking Operations [Member]	Sep. 30, 2011 Indiana Harbor Cokemaking Operations [Member]	Dec. 31, 2011 Subsequent Event [Member] Logistics Operations [Member]	Jul. 31, 2011 Subsequent Event [Member] Logistics Operations [Member] Non-Controlling Interests [Member]	Dec. 31, 2011 Subsequent Event [Member] Logistics Operations [Member] Non-Controlling Interests [Member]
Equity [Line Items]
Controlling ownership by parent	81.00%				2.00%				81.00%
Minority Partnership ownership interest percentage																																					32.00%	32.00%
Limited partnership units, split description																	The Partnership completed a three-for-one split of its limited partnership units. The unit split resulted in the issuance of two additional limited partnership units for every one limited partnership unit owned.
Initial public offering of shares	13.34						13.34															6.75					6.04	6.60				13.34					3.94
Net proceeds from limited partnership units				$ 289	$ 110													$ 144	$ 145			$ 110
Distribution for modification of incentive distribution rights				121							(121)								201		121
Noncontrolling interest, period increase (decrease)												112				80		114	48			88				12			121	20
Capital in excess of par			1,811	1,699														18	58			14
Adjustments to additional paid in capital, other										80																7			75		6
Sale of stock, percentage of ownership after transaction														91.00%	60.00%																				15.00%
Deferred distribution units issued																																					98
Cash paid for productive assets																																					2
Partners' Capital Account, Distribution Per Unit of Limited Partner Interest																				$ 0.33																$ 0.42
Partnership's total cash distributions																				98	91	98	50	46	48
Partnership's total cash distributions, percentage																				47.00%	48.00%	57.00%
Expected increase in percentage by parent assuming current quarterly cash distribution rate and no additional unit issuances													49.00%
Subordinated note						100
Borrowings from affiliate of IPO underwriter																																	300
Offering price	$ 16																															$ 16
Value of shares exchanged for settlement of borrowings																																	213
Cash payment for settlement of borrowings								87
Underwriters' commission and other expenses incurred in connection with initial public offering		21
Purchased a portion of the noncontrolling interest			34																												34
Decrease in noncontrolling interests through equity transaction																															$ 24
Sale of stock, percentage of ownership before transaction																																		34.00%